Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Reconciliation of Fair Value Measurement of Warrant Liabilities (Level 3) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Reconciliation of Fair Value Measurement of Warrant Liabilities (Level 3) (Details) [Line Items]
Fair value beginning balance		€ 16,383
Remeasurement recognized in statement of profit or loss	€ (20,909)	47,035
Issue of new warrants	9,000	31,786
Exercise of warrants	(22,843)	(6,385)
Effect of movements in exchange rates recognized in statement of profit or loss	(10,227)	5,856
Fair value ending balance	49,696	94,675
Warrant Liabilities - Private [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Reconciliation of Fair Value Measurement of Warrant Liabilities (Level 3) (Details) [Line Items]
Fair value beginning balance		3,280
Remeasurement recognized in statement of profit or loss	(6,801)	11,911
Issue of new warrants
Exercise of warrants	(4,588)
Effect of movements in exchange rates recognized in statement of profit or loss	(1,376)	635
Fair value ending balance	3,061	15,826
Warrant liabilities - shareholder loans [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Reconciliation of Fair Value Measurement of Warrant Liabilities (Level 3) (Details) [Line Items]
Fair value beginning balance		11,114
Remeasurement recognized in statement of profit or loss	(16,641)	31,218
Issue of new warrants		31,786
Exercise of warrants	(18,255)	(372)
Effect of movements in exchange rates recognized in statement of profit or loss	(8,577)	5,103
Fair value ending balance	35,376	78,849
Warrant liabilities Capital increases [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Reconciliation of Fair Value Measurement of Warrant Liabilities (Level 3) (Details) [Line Items]
Fair value beginning balance		1,989
Remeasurement recognized in statement of profit or loss		3,906
Issue of new warrants
Exercise of warrants		(6,013)
Effect of movements in exchange rates recognized in statement of profit or loss		118
Fair value ending balance
Warrant Liabilities - Convertible Notes [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Reconciliation of Fair Value Measurement of Warrant Liabilities (Level 3) (Details) [Line Items]
Fair value beginning balance
Remeasurement recognized in statement of profit or loss	2,533
Issue of new warrants	9,000
Exercise of warrants
Effect of movements in exchange rates recognized in statement of profit or loss	(274)
Fair value ending balance	€ 11,259